Debt (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 05, 2019	Apr. 24, 2020	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Debt Disclosure [Abstract]
Borrowings	$ 5,000,000							$ 5,000,000
Debt interest rate	5.00%	0.98%		0.98%
Maturity date	Jul. 01, 2023			Apr. 24, 2022
Recognized loss on extinguishment			$ 180,000		$ (180)	$ (180)
Aggregate warrants to purchase of shares (in Shares)				60,000		60,000
Loan		$ 1,120,000